Critical Judgements and Major Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2019
Critical Judgements and Major Sources of Estimation Uncertainty
Critical Judgements and Major Sources of Estimation Uncertainty

5.            Critical Judgements and Major Sources of Estimation Uncertainty

The preparation of the consolidated financial statements requires management to select accounting policies and make estimates and judgments that may have a significant impact on the consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. The estimates management makes in this regard include those regarding future commodity prices and foreign currency exchange rates, which are an important component of several estimates and assumptions management must make in preparing the financial statements, including but not limited to estimations and assumptions regarding the evaluation of the carrying amount of mineral properties and other assets, the estimation of decommissioning and rehabilitation provisions, the estimation of revenues and the value of the embedded derivative related to sales of concentrate, and the estimation of the net realizable value of inventories. Actual outcomes can differ from these estimates.

The most significant judgments in the application of policy and sources of uncertainty in preparing the Corporation’s financial statements are described as follows:

•Mineral Reserves and Resources

The determination of the Corporation’s estimated mineral reserves and resources by appropriately qualified persons requires significant judgements regarding the interpretation of complex geological and engineering data including the size, depth, shape and nature of the deposit and anticipated plans for mining, as well as estimates of future commodity prices, foreign exchange rates, capital requirements and production costs. These mineral reserve and resource estimates are used in many determinations required to prepare the Corporation’s financial statements, including evaluating the recoverability of the carrying amount of its property, plant, equipment, mineral properties, embedded derivative and estimating amounts of future taxable income in determining whether to record a deferred tax asset.

•Impairment and Impairment Reversals of Property, plant, equipment and Mineral properties

The Corporation reviews and evaluates the carrying value of each of its property, plant, equipment and mineral properties for impairment and impairment reversals when events or changes in circumstances indicate that the carrying amounts of the related asset may not be recoverable or previous impairment losses may become recoverable. The identification of such events or changes and the performance of the assessment requires significant judgment. Furthermore, management’s estimates of many of the factors relevant to completing this assessment, including commodity prices, foreign currency exchange rates, mineral resources, and operating, capital and reclamation costs, are subject to risks and estimation uncertainties that may further affect the determination of the recoverability of the carrying amounts of its property, plant, equipment and mineral properties.

Management has assessed potential  indicators of impairment and impairment reversals on the Corporation’s property, plant, equipment and mineral properties and has concluded that no impairment or impairment reversal indicators exist as of December 31, 2019.

•Decommissioning and Rehabilitation Provision

Management’s determination of the Corporation’s decommissioning and rehabilitation provision is based on the reclamation and closure activities it anticipates as being required, the additional contingent mitigation measures it identifies as potentially being required and its assessment of the likelihood of such contingent measures being required, and its estimate of the probable costs and timing of such activities and measures. There is estimation uncertainty in determining such reclamation and closure activities and measures required and potentially required.

•Mineral Properties - Silver Stream Arrangement

Upon entering into a long-term streaming arrangement linked to production at operations, Management’s judgment was required in assessing the appropriate accounting treatment for the transaction on the closing date and in future periods. We consider the specific terms of the arrangement to determine whether we have disposed of an interest in the reserves and resources of the operation or executed some other form of arrangement. This assessment considers what the counterparty is entitled to and the associated risks and rewards attributable to them over the life of the operation. These include the contractual terms related to the total production over the life of the arrangement as compared to the expected production over the life of the mine, the percentage being sold, the percentage of payable metals produced, the commodity price referred to in the ongoing payment and any guarantee relating to the upfront payment if production ceases. Management concluded that the initial deposit should be applied against the carrying value of the mineral interest.

•Fair value of derivatives

The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. Management uses its judgment to select a method of valuation and makes estimates of specific model inputs that are based on conditions existing at the end of each reporting period. Refer to Note 13 for further details on the methods and assumptions associated with the measurement of the embedded derivative within the Silver Streaming Interest. Management has applied judgement in concluding that the completion test as discussed in Note 13 will be met prior to December 31, 2020, therefore the capacity related refund is not likely to be owed to Wheaton Precious Metals Corp.